Earnings (Loss) Per Common Share	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Earnings (Loss) Per Common Share

Note 17.   Earnings (Loss) Per Common Share

The following table summarizes the Company’s earnings (loss) per share for the six months ended June 30, 2022 and 2021 (USD in thousands, except per share amounts):

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2022	2021	2022	2021
Net earnings (loss) attributable to common stockholders	$(37,767)	$(6,695)	$(66,278)	$(13,178)
Basic weighted average common shares outstanding	497,792,525	433,098,279	497,577,331	412,230,966
Effect of dilutive securities
Convertible preferred shares- Series A	—	—	—	—
Convertible promissory notes	—	—	—	—
Diluted potential common shares	497,792,525	433,098,279	497,577,331	412,230,966
Earnings (loss) per share:
Basic	$(0.08)	$(0.02)	$(0.13)	$(0.03)
Diluted	$(0.08)	$(0.02)	$(0.13)	$(0.03)

Basic earnings (loss) per common share attributable to the Company’s shareholders is calculated by dividing the net loss attributable to the Company’s shareholders by the weighted average number of outstanding common shares during the period.

Diluted earnings (loss) per share is calculated by taking net loss, divided by the diluted weighted average common shares outstanding. Diluted net loss per share equals basic net loss per share because the effect of securities convertible into common shares is anti-dilutive.

The following table includes the number of shares that may be dilutive potential common shares in the future. The holders of these shares do not have a contractual obligation to share in the Company’s losses and thus these shares were not included in the computation of diluted loss per share because the effect was antidilutive (in thousands):

	June 30,	December 31,
	2022	2021
Warrants	950	1,100
Options and RSUs	22,640	21,859
Series A Preferred Stock	933	933
Contingent shares	1,491	1,491
Convertible promissory note and interest	17,786	30,585
Total	43,800	55,968

Note 19.   Loss Per Common Share

The following table summarizes the Company’s earnings (loss) per share (USD in thousands, except per share amounts):

	For the year ended
	December 31, 2021	December 31, 2020	December 31, 2019
Net loss attributable to Ideanomics, Inc. common stockholders	$(256,011)	$(101,264)	$(98,508)
Basic
Basic weighted average common shares outstanding	447,829,204	213,490,535	119,766,859
Diluted
Diluted weighted average common shares outstanding	447,829,204	213,490,535	119,766,859
Net loss per share:
Basic	$(0.57)	$(0.47)	$(0.82)
Diluted	$(0.57)	$(0.47)	$(0.82)

Basic loss per common share attributable to our shareholders is calculated by dividing the net loss attributable to our shareholders by the weighted average number of outstanding common shares during the period.

Diluted loss per share is calculated by taking net loss, divided by the diluted weighted average common shares outstanding. Diluted net loss per share equals basic net loss per share because the effect of securities convertible into common shares is anti-dilutive.

The following table includes the number of shares that may be dilutive potential common shares in the future. The holders of these shares do not have a contractual obligation to share in our losses and thus these shares were not included in the computation of diluted loss per share because the effect was antidilutive (in thousands.)

	December 31,	December 31,	December 31,
	2021	2020	2019
Warrants	1,100	900	8,996
Options and RSUs	21,859	25,172	14,937
Series A Preferred Stock	933	933	933
Contingent shares	1,491	1,013	8,501
Convertible promissory note and interest	30,585	—	21,678
Total	55,968	28,018	55,045